Cover Page		11 Months Ended
	Jan. 11, 2023	Jan. 11, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 11, 2023
Entity Registrant Name	STEELCASE INC
Entity Incorporation, State or Country Code	MI
Entity File Number	1-13873
Entity Tax Identification Number	38-0819050
Entity Address, Address Line One	901 44th Street SE
Entity Address, City or Town	Grand Rapids,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49508
City Area Code	616
Local Phone Number	247-2710
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	SCS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001050825
Current Fiscal Year End Date		--02-24
Amendment Flag	false